                                  UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:__________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                        Chicago, IL           February 11, 2010
---------------------------------   ----------------------     -----------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]

None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total: $   65,165
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ------------------------
1     028-11405         Nuveen Investments, Inc.

                                                                                                              VOTING AUTHORITY
                                          TITLE               VALUE  SHARES/  SH/  PUT/  INVSTMT            --------------------
   NAME OF ISSUER                       OF CLASS    CUSIP    X$1000  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED  NONE
   --------------                       --------  ---------  ------  -------  ---  ----  -------  --------  ------  ------  ----
D  ISHARES MSCI EMERGING MKTS INDEX     com       464287234  12118   291990   sh         sole               291990
D  ISHARES BARCLAYS US TIPS FUND        com       464287176  12103   116485   sh         sole               116485
D  ISHARES BARCLAYS 1-3 YR TSY BD FD    com       464287457   9597   115700   sh         sole               115700
D  ISHARES MSCI EAFE GROWTH INDEX FUND  com       464288885   7670   139150   sh         sole               139150
D  ISHARES IBOXX INV GR CORP BOND FUND  com       464287242   5569    53470   sh         sole                53470
D  ISHARES DOW JONES REAL ESTATE INDEX  com       464287739   5526   120350   sh         sole               120350
D  ISHARES COMEX GOLD TRUST             com       464285105   3750    34930   sh         sole                34930
D  ISHARES BARCLAYS 3-7 YR TSY BD FD    com       464288661   3691    33510   sh         sole                33510
D  ISHARES S&P NATIONAL MUNI BOND FUND  com       464288414   1589    15460   sh         sole                15460
D  ISHARES BARCLAYS 7-10 YR TSY BF FD   com       464287440   1475    16645   sh         sole                16645
D  ISHARES BARCLAYS CREDIT BOND         com       464288620    890     8855   sh         sole                 8855
D  SPDR BARCLAYS CAPITAL MUNI BOND ETF  com       78464A458    680    29985   sh         sole                29985
D  ISHARES JPMORGAN EM BOND FUND        com       464288281    507     4980   sh         sole                 4980